Share based compensation - Compensation expense recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
2021 Option Plan
Share based compensation
Total compensation expense recognized	¥ 8,095		¥ 201,098
2021 Option Plan | Research and development expenses
Share based compensation
Total compensation expense recognized	1,205		93,824
2021 Option Plan | Selling, general and administrative expenses
Share based compensation
Total compensation expense recognized	6,890		107,274
RSU
Share based compensation
Total compensation expense recognized	165,930		524,553	¥ 163,481
RSU | Research and development expenses
Share based compensation
Total compensation expense recognized	26,590		42,986	80,872
RSU | Selling, general and administrative expenses
Share based compensation
Total compensation expense recognized	139,340		481,567	76,085
RSU | Cost of revenues
Share based compensation
Total compensation expense recognized	¥ 0		0	¥ 6,524
RSU | 2021 Option Plan
Share based compensation
Total compensation expense recognized		$ 16,311	¥ 105,211